Business combination (Details) - Schedule of consideration for business combination $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Schedule of consideration for business combination [Abstract]
Shares transferred at Closing | shares	27,006,251
Less: Post-Closing share adjustment | shares	(857,143)
Total shares transferred at Closing | shares	26,149,108
Value per share | $ / shares	$ 10.19
Total share consideration | $	$ 266,459
Plus: Cash transferred to GDI stockholders | $	130,000
Closing merger consideration | $	$ 396,459